Segment Information - Summary of Geographic Information by Revenue from External Customers and Non-Current Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of geographical areas [Line Items]
Revenue	£ 23,428	£ 23,723	£ 24,062
Non-current assets	32,712	31,802	31,918
Before Specific Items [Member]
Disclosure of geographical areas [Line Items]
Revenue	23,459	23,746	24,082
UK [Member]
Disclosure of geographical areas [Line Items]
Revenue	19,683	19,687	19,421
UK [Member] | Before Specific Items [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	30,049	28,835	28,810
UK [Member]
Disclosure of geographical areas [Line Items]
Revenue	2,280	2,489	2,841
UK [Member] | Before Specific Items [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	2,217	2,527	2,535
Asia Pacific [Member]
Disclosure of geographical areas [Line Items]
Revenue	560	574	672
Asia Pacific [Member] | Before Specific Items [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	110	109	149
Americas [Member]
Disclosure of geographical areas [Line Items]
Revenue	936	996	1,148
Americas [Member] | Before Specific Items [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	£ 336	£ 331	£ 424